Commitments and Contingency	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingency

NOTE 19 – Commitments and Contingency

As of June 30, 2020, the Company's significant commitments with unrelated parties and contingency are summarized as follows:

Airbus SAS Agreement: On November 30, 2018, in furtherance of a memorandum of understanding signed in March 2018, the Company entered into an agreement with Airbus SAS ("Airbus"), pursuant to which Airbus will develop and certify a complete solution allowing the installation of our "AERKOMM K++" system on Airbus' single aisle aircraft family including the Airbus A319/320/321, for both Current Engine Option (CEO) and New Engine Option (NEO) models. Airbus will also apply for and obtain on our behalf a Supplemental Type Certificate (STC) from the European Aviation Safety Agency, or EASA, as well as from the U.S. Federal Aviation Administration or FAA, for the retrofit system. It is anticipated that the Bilateral Aviation Safety Agreement between EASA and the Civil Aviation Administration of China, or CAAC, will be finalized and go into effect in 2019. Pursuant to the terms of our Airbus agreement, The Company agreed to pay the service fees that Airbus provides the Company with the retrofit solution which will include the Service Bulletin and the material kits including the update of technical and operating manuals pertaining to the aircraft and provision of aircraft configuration control. The timeframe for the completion and testing of this retrofit solution, including the certification, is approximately 16 months from the purchase order issued in August 2018, although there is no guarantee that the project will be successfully completed in the projected timeframe.

Hong Kong Airlines Agreement: On January 30, 2020, Aircom signed an agreement with Hong Kong Airlines Ltd. (HKA) to provide to Hong Kong Airlines both of its Aerkomm AirCinema and AERKOMM K++ IFEC solutions. Under the terms of this new agreement, Aircom will provide HKA its Ka-band AERKOMM K++ IFEC system and its AERKOMM AirCinema system. HKA will become the first commercial airliner launch customer for Aircom.

Republic Engineers Complaint: On October 15, 2018, Aircom Telecom entered into a product purchase agreement, or the October 15th PPA, with Republic Engineers Maldives Pte. Ltd., a company affiliated with Republic Engineers Pte. Ltd., or Republic Engineers, a Singapore based, private construction and contracting company. On November 30, 2018, the October 15th PPA was re-executed with Republic Engineers Pte. Ltd. as the signing party. The Company refers to this new agreement as the November 30th PPA and, together with the October 15th PPA, the PPA. Under the terms of the PPA, Republic Engineers committed to the purchase of a minimum of 10 shipsets of the AERKOMM K++ system at an aggregate purchase price of $10 million. Additionally, under the terms of the PPA, the Executive Director of Republic Engineers, C. A. Raja, agreed to sign an agreement, or the Guarantee, to guarantee all of the obligations of Republic Engineers under the PPA. Republic Engineers had submitted a purchase order, or PO, dated October 15, 2018 for the 10 shipsets and was supposed to have made payments to Aircom Telecom against the purchase order shortly thereafter. To date, Republic Engineers has made no payments against the purchase order and the Company has not begun any work on the ordered shipsets. On July 7, 2020, Republic Engineers and Mr. Raja filed a complaint against Aerkomm, Aircom and Aircom Telecom in the Superior Court of the State of California for the County of Almeda, or the Court, seeking declaratory relief only and no money damages, alleging that the PPA and the PO were not executed or authorized by Republic Engineers and that the Guarantee was not executed or authorized by Mr. Raja. Republic Engineers and C. A. Raja have requested from the Court (i) orders that the PPA, the PO and the Guarantee be declared null and void and (ii) the payment of their reasonable attorney's fees. On July 29, 2020, Aircom Telecom provided notice to Republic Engineers that the PPA and the PO have been terminated according to their terms as a result of the non-performance of Republic Engineers and the Failure of Mr. Raja to provide the Guarantee. Aerkomm denies the allegations in the complaint and believes that the claims filed by Republic Engineers and Mr. Raja have no merit. Aerkomm has retained special litigation counsel and intends to vigorously defend against the claims. Aerkomm does not expect that this proceeding will have a material adverse effect on its results of operations or cash flows.